Financial Risk Management - Schedule of Borrowings which Expose Interest Rate Risk Together with the Maximum and Minimum Interest Rates Being Earned (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of Financial Risk Management [Line Items]
Variable rate borrowings	$ 32,000
Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Rate decrease	9.45%
Interest Rate Risk
Disclosure of Financial Risk Management [Line Items]
Variable rate borrowings	$ 31,966
Interest Rate Risk | USD
Disclosure of Financial Risk Management [Line Items]
Variable rate borrowings	31,966
Rate increase on borrowings	159
Rate decrease on borrowings	$ (159)
Interest Rate Risk | USD | Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Borrowings Interest rate	9.95%
Rate increase	0.88%	0.61%
Rate decrease	0.72%	0.50%
Interest Rate Risk | USD | Bottom of Range | Borrowings
Disclosure of Financial Risk Management [Line Items]
Rate increase	10.45%
Rate decrease	9.45%
Interest Rate Risk | USD | Top of Range
Disclosure of Financial Risk Management [Line Items]
Borrowings Interest rate	9.95%
Rate increase	0.88%	0.61%
Rate decrease	0.72%	0.50%
Interest Rate Risk | USD | Top of Range | Borrowings
Disclosure of Financial Risk Management [Line Items]
Rate increase	10.45%
Rate decrease	9.45%